Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Ermenegildo Zegna N.V.
Entity Emerging Growth Company	false
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001877787
Amendment Description	EXPLANATORY NOTEOn January 19, 2022, the Registrant filed a registration statement on Form F-1 (File No. 333-262242, as amended), which was initially declared effective by the U.S. Securities and Exchange Commission on January 28, 2022. The Registrant is filing this post-effective amendment No. 2 to the registration statement on Form F-1 to include the Registrant’s semi-annual condensed consolidated financial statements at June 30, 2022 and for the six months ended June 30, 2022 and 2021 and to update certain other information contained in the registration statement on Form F-1.No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the registration statement on Form F-1.